Fair value measurement	9 Months Ended
Jul. 31, 2023
Text block [abstract]
Fair value measurement
Note 3.    Fair value measurement
Fair valu
e
 of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2023	Financial assets
Jul. 31	Cash and deposits with banks	$40,412	$–	$–	$–	$40,412	$40,412	$–
	Securities	63,736	82,432	–	60,945	207,113	205,513	(1,600)
	Cash collateral on securities borrowed	13,497	–	–	–	13,497	13,497	–
	Securities purchased under resale agreements	57,952	15,936	–	–	73,888	73,888	–
	Loans
	Residential mortgages	272,066	4	–	–	272,070	265,864	(6,206)
	Personal	44,608	–	–	–	44,608	44,472	(136)
	Credit card	17,480	–	–	–	17,480	17,542	62
	Business and government	192,046	538	149	–	192,733	192,266	(467)
	Derivative instruments	–	30,035	–	–	30,035	30,035	–
	Customers’ liability under acceptances	11,325	–	–	–	11,325	11,325	–
	Other assets	17,604	–	–	–	17,604	17,604	–
	Financial liabilities
	Deposits
	Personal	$221,523	$–	$14,078	$–	$235,601	$235,169	$(432)
	Business and government	375,790	–	18,701	–	394,491	395,048	557
	Bank	22,094	–	–	–	22,094	22,094	–
	Secured borrowings	50,743	–	1,576	–	52,319	52,243	(76)
	Derivative instruments	–	38,513	–	–	38,513	38,513	–
	Acceptances	11,339	–	–	–	11,339	11,339	–
	Obligations related to securities sold short	–	17,749	–	–	17,749	17,749	–
	Cash collateral on securities lent	5,092	–	–	–	5,092	5,092	–
	Obligations related to securities sold under repurchase agreements	78,705	–	3,158	–	81,863	81,863	–
	Other liabilities	17,635	118	56	–	17,809	17,809	–
	Subordinated indebtedness	6,455	–	–	–	6,455	6,602	147
2022	Financial assets
Oct. 31	Cash and deposits with banks	$62,193	$1,668	$–	$–	$63,861	$63,861	$–
	Securities	52,484	67,296	–	56,099	175,879	173,663	(2,216)
	Cash collateral on securities borrowed	15,326	–	–	–	15,326	15,326	–
	Securities purchased under resale agreements	53,626	15,587	–	–	69,213	69,213	–
	Loans
	Residential mortgages	269,409	4	–	–	269,413	262,865	(6,548)
	Personal	44,527	–	–	–	44,527	44,394	(133)
	Credit card	15,695	–	–	–	15,695	15,775	80
	Business and government	186,485	758	205	–	187,448	186,967	(481)
	Derivative instruments	–	43,035	–	–	43,035	43,035	–
	Customers’ liability under acceptances	11,574	–	–	–	11,574	11,574	–
	Other assets	26,387	–	–	–	26,387	26,387	–
	Financial liabilities
	Deposits
	Personal	$220,244	$–	$11,851	$–	$232,095	$231,532	$(563)
	Business and government	383,502	–	13,686	–	397,188	397,145	(43)
	Bank	22,523	–	–	–	22,523	22,523	–
	Secured borrowings	44,110	–	1,656	–	45,766	45,507	(259)
	Derivative instruments	–	52,340	–	–	52,340	52,340	–
	Acceptances	11,586	–	–	–	11,586	11,586	–
	Obligations related to securities sold short	–	15,284	–	–	15,284	15,284	–
	Cash collateral on securities lent	4,853	–	–	–	4,853	4,853	–
	Obligations related to securities sold under repurchase agreements	73,084	–	4,087	–	77,171	77,171	–
	Other liabilities	19,830	102	22	–	19,954	19,954	–
	Subordinated indebtedness	6,292	–	–	–	6,292	6,329	37

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2023 Jul. 31	2022 Oct. 31	2023 Jul. 31	2022 Oct. 31	2023 Jul. 31	2022 Oct. 31	2023 Jul. 31	2022 Oct. 31
Financial assets
Deposits with banks	$–	$–	$–	$1,668	$–	$–	$–	$1,668
Debt securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	1,949	2,611	26,634	25,539	–	–	28,583	28,150
Corporate debt	–	–	3,518	3,609	2	2	3,520	3,611
Mortgage- and asset-backed	–	–	3,282	3,656	208	207	3,490	3,863
	1,949	2,611	33,434	32,804	210	209	35,593	35,624
Loans mandatorily measured at FVTPL
Business and government	–	–	538	276	149 (1)	687 (1)	687	963
Residential mortgages	–	–	4	4	–	–	4	4
	–	–	542	280	149	687	691	967
Debt securities measured at FVOCI
Government issued or guaranteed	2,883	4,888	49,760	42,200	–	–	52,643	47,088
Corporate debt	–	–	6,197	6,967	–	–	6,197	6,967
Mortgage- and asset-backed	–	–	1,549	1,522	–	–	1,549	1,522
	2,883	4,888	57,506	50,689	–	–	60,389	55,577
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	45,987	30,962	854	773	554	459	47,395	32,194
Securities purchased under resale agreements measured at FVTPL	–	–	15,936	15,587	–	–	15,936	15,587
Derivative instruments
Interest rate	–	6	7,750	8,249	20	18	7,770	8,273
Foreign exchange	–	–	11,471	21,297	–	–	11,471	21,297
Credit	–	–	23	14	44	45	67	59
Equity	4,634	2,776	2,555	2,345	2	4	7,191	5,125
Precious metal and other commodity	27	94	3,509	8,187	–	–	3,536	8,281
	4,661	2,876	25,308	40,092	66	67	30,035	43,035
Total financial assets	$55,480	$41,337	$133,580	$141,893	$979	$1,422	$190,039	$184,652
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(34,177)	$(26,908)	$(352)	$(409)	$(34,529)	$(27,317)
Obligations related to securities sold short	(6,656)	(5,499)	(11,093)	(9,785)	–	–	(17,749)	(15,284)
Obligations related to securities sold under repurchase agreements	–	–	(3,158)	(4,087)	–	–	(3,158)	(4,087)
Derivative instruments
Interest rate	(2)	(1)	(12,301)	(12,850)	(1,068)	(1,533)	(13,371)	(14,384)
Foreign exchange	–	–	(13,983)	(27,229)	–	–	(13,983)	(27,229)
Credit	–	–	(18)	(13)	(49)	(50)	(67)	(63)
Equity	(3,932)	(3,220)	(4,290)	(3,151)	(5)	(3)	(8,227)	(6,374)
Precious metal and other commodity	(76)	(365)	(2,789)	(3,925)	–	–	(2,865)	(4,290)
	(4,010)	(3,586)	(33,381)	(47,168)	(1,122)	(1,586)	(38,513)	(52,340)
Total financial liabilities	$(10,666)	$(9,085)	$(81,809)	$(87,948)	$(1,474)	$(1,995)	$(93,949)	$(99,028)
(1)	Includes $149 million related to loans designated at FVTPL (October 31, 2022: $205 million).
(2)
Comprises deposits designated at FVTPL of $34,074 million (October 31, 2022: $26,802 million), net bifurcated embedded derivative liabilities of $281 million (October 31, 2022: $391 million), other liabilities designated at FVTPL of $56 million (October 31, 2022: $22 million), and other financial liabilities measured at fair value of $118 million (October 31, 2022: $102 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended July 31, 2023, we transferred $1,053 million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and $652 million from Level 2 to Level 1, and $1,114 million of securities sold short from Level 1 to Level 2, due to changes in observability in the inputs used to value these securities (for the quarter ended April 30, 2023, $2,166 million of securities mandatorily measured at FVTPL were transferred from Level 1 to Level 2 and $
372 million from Level 2 to Level 1, and $954 million of securities sold short from Level 1 to Level 2 and $22 million from Level 2 to Level 1; for the quarter ended July 31, 2022, $402 million of securities mandatorily measured at FVTPL were transferred
from Level 1 to Level 2 and no transfers from Level 2 to Level 1, $1,784 million of securities sold short from Level 1 to Level 2 and no transfers from Level 2 to Level 1). In addition, transfers between Level 2 and Level 3 were made during the quarters ended July 31, 2023, April 30, 2023, and July 31, 2022, primarily due to changes in the assessment of the observability of certain correlation and market volatility and probability inputs that were used in measuring the fair value of our FVO liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements		Closing balance
Jul. 31, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–		$2
Mortgage- and asset-backed	229	–	–		–	–	–	33	(54)		208
Loans mandatorily measured at FVTPL
Business and government	180	–	(1)		(4)	–	–	–	(26)		149
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	593	4	6		6	–	–	18	(73)		554
Derivative instruments
Interest rate	50	–	(25)		–	–	(10)	5	–		20
Foreign exchange	24	–	–		–	–	(24)	–	–		–
Credit	45	(1)	–		–	–	–	–	–		44
Equity	6	1	–		–	–	–	–	(5)		2
Total assets	$1,129	$4	$(20)		$2	$–	$(34)	$56	$(158)		$979
Deposits and other liabilities (5)	$(342)	$(19)	$(2)		$–	$–	$–	$(50)	$61		$(352)
Derivative instruments
Interest rate	(768)	–	(290)		–	–	3	(8)	(5)		(1,068)
Foreign exchange	–	–	–		–	–	–	–	–		–
Credit	(50)	1	–		–	–	–	–	–		(49)
Equity	(3)	–	–		–	(2)	2	(2)	–		(5)
Total liabilities	$(1,163)	$(18)	$(292)		$–	$(2)	$5	$(60)	$56		$(1,474)
Apr. 30, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–		$2
Mortgage- and asset-backed	305	–	–		–	–	–	4	(80)		229
Loans mandatorily measured at FVTPL
Business and government	374	–	2		3	–	–	– (6)	(199	) (6)	180
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	478	–	26		9	–	–	142	(62)		593
Derivative instruments
Interest rate	43	–	2		–	–	–	5	–		50
Foreign exchange	–	–	24		–	–	–	–	–		24
Credit	44	(1)	2		–	–	–	–	–		45
Equity	6	–	–		–	2	–	1	(3)		6
Total assets	$1,252	$(1)	$56		$12	$2	$–	$152	$(344)		$1,129
Deposits and other liabilities (5)	$(428)	$(12)	$40		$–	$(2)	$2	$(20)	$78		$(342)
Derivative instruments
Interest rate	(753)	–	(36)		–	–	8	–	13		(768)
Foreign exchange	–	–	–		–	–	–	–	–		–
Credit	(49)	1	(2)		–	–	–	–	–		(50)
Equity	(5)	–	–		–	(1)	3	–	–		(3)
Total liabilities	$(1,235)	$(11)	$2		$–	$(3)	$13	$(20)	$91		$(1,163)
Jul. 31, 2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–		$2
Mortgage- and asset-backed	110	–	–		–	–	–	37	–		147
Loans mandatorily measured at FVTPL
Business and government	570	–	1		(2)	–	–	–	81		650
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (6)	481	7	43		(100)	–	–	38	(15)		454
Derivative instruments
Interest rate	17	–	(1)		–	–	–	–	–		16
Foreign exchange	–	–	–		–	–	–	–	–		–
Credit	42	–	1		–	–	–	–	–		43
Equity	2	–	–		–	2	–	–	–		4
Total assets	$1,224	$7	$44		$(102)	$2	$–	$75	$66		$1,316
Deposits and other liabilities (5)	$(694)	$(20)	$69		$–	$–	$–	$(5)	$160		$(490)
Derivative instruments
Interest rate	(744)	–	188		–	–	25	–	(25)		(556)
Foreign exchange	–	–	–		–	–	–	–	–		–
Credit	(47)	–	–		–	–	–	–	–		(47)
Equity	(1)	–	(1)		–	(1)	1	(1)	–		(3)
Total liabilities	$(1,486)	$(20)	$256		$–	$(1)	$26	$(6)	$135		$(1,096)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $77 million (April 30, 2023: $76 million; July 31, 2022: $108 million), net bifurcated embedded derivative liabilities of $219 million (April 30, 2023: $245 million; July 31, 2022: $376 million) and other liabilities designated at FVTPL of $56 million (April 30, 2023: $21 million; July 31, 2022: $6 million).

(6)	Certain information has been reclassified to conform to the current period presentation.

		Net gains (losses) included in income (1)
$ millions, for the nine months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	207	–	–		–	–	–	139	(138)	208
Loans mandatorily measured at FVTPL Business and government	687	–	5		(9)	–	–	–	(534)	149
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	459	5	41		15	–	–	186	(152)	554
Derivative instruments
Interest rate	18	–	–		–	–	(10)	12	–	20
Foreign exchange	–	–	24		–	–	(24)	–	–	–
Credit	45	(2)	1		–	–	–	–	–	44
Equity	4	1	–		–	2	(2)	5	(8)	2
Total assets	$1,422	$4	$71		$6	$2	$(36)	$342	$(832)	$979
Deposits and other liabilities (5)	$(409)	$(23)	$(8)		$–	$(2)	$–	$(79)	$169	$(352)
Derivative instruments
Interest rate	(1,533)	–	61		–	–	389	(11)	26	(1,068)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(50)	2	(1)		–	–	–	–	–	(49)
Equity	(3)	–	(1)		–	(3)	5	(3)	–	(5)
Total liabilities	$(1,995)	$(21)	$51		$–	$(5)	$394	$(93)	$195	$(1,474)
Jul. 31, 2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	55	–	–		–	–	–	130	(38)	147
Loans mandatorily measured at FVTPL Business and government
	1,038	–	(9)		21	–	–	–	(400)	650
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (6)
	396	7	43		(22)	–	–	83	(53)	454
Derivative instruments
Interest rate	35	–	(20)		–	–	–	–	1	16
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	49	(7)	1		–	–	–	–	–	43
Equity	13	1	(2)		–	1	(8)	1	(2)	4
Total assets	$1,588	$1	$13		$(1)	$1	$(8)	$214	$(492)	$1,316
Deposits and other liabilities (5)	$(742)	$(73)	$(12)		$–	$–	$2	$(110)	$445	$(490)
Derivative instruments
Interest rate	(136)	–	(416)		–	–	27	–	(31)	(556)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(54)	7	–		–	–	–	–	–	(47)
Equity	(77)	–	(1)		–	(1)	67	–	9	(3)
Total liabilities	$(1,009)	$(66)	$(429)		$–	$(1)	$96	$(110)	$423	$(1,096)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $
77
million (July 31, 2022: $
108
million), net bifurcated embedded derivative liabilities of $219 million (July 31, 2022: $376 million) and other liabilities designated at FVTPL of $56 million (July 31, 2022: $6 million).

(6)	Certain information has been reclassified to conform to the current period presentation.
Financial instruments designated at FVTPL (FVO)
A net gain of $2 million, net of hedges for the three months ended July 31, 2023 (a net loss of $12 million and a net gain of $24 million for the three months ended April 30, 2023 and July 31, 2022, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities. A net loss of $18 million, net of hedges for the nine months ended July 31, 2023 was realized for FVO assets and FVO liabilities (a net gain of $53 million for the nine months ended July 31, 2022).
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.